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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number______ 811-03907____________________________

                      The Empire Builder Tax Free Bond Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

3435 Stelzer Road               Columbus, OH                       43219
--------------------------------------------------------------------------------
  (Address of principal executive offices)                       (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (614) 470-8000

Date of fiscal year end: February 28, 2005

Date of reporting period: February 28, 2005

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

-------------------------------------[LOGO]-------------------------------------
                                 EMPIRE BUILDER
                                 --------------
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

Dear Shareholder,

      We are pleased to present The Empire Builder Tax Free Bond Fund Annual Report for the year ended February 28, 2005.

      For the past year, the Builder class was up 1.11%, and the Premier Class was up 1.29%. In last year's letter, we forecasted the Federal Reserve Board raising the Federal Fund Rate in the near future. Since our last report in February 2004, the Federal Reserve Board raised the rate seven times - it now stands at 2.75%.

      Because we were heading into a period of potentially rising interest rates, we shortened the average duration of the portfolio. Doing so reduces our maturity and interest rate risk which protects the Fund's principal, our primary objective. This is the main reason for the lower returns this year. We will continue to keep the average duration of the portfolio short for the near future. We feel the Federal Reserve Board will continue to raise the Federal Fund Rate in the near future. When the right opportunities present themselves, we will extend the duration of the portfolio to enhance our returns.

      In our opinion, The Empire Builder Tax Free Bond Fund is well positioned for the next year. The no-load structure continues to offer value to the shareholder because there is no charge to purchase shares. We also recommend our automatic investment program (also known as dollar cost averaging*) that allows you to follow a disciplined investment plan. Please call the customer service desk at 1-800-847-5886 for information on how to participate. We look forward to helping you meet your investment needs.

Sincerely,

/s/ Seth M. Glickenhaus

Seth M. Glickenhaus
President

*Dollar cost averaging does not insure a profit and does not protect against loss in declining markets. An investor should consider his or her financial ability to continue making additional investments through periods of low share price levels.

This report must be preceded or accompanied by a prospectus. For more complete information including charges and expenses, please call 1-800-847-5886 to receive a prospectus. Read the prospectus carefully before investing or sending money.

The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT).

Past performance does not guarantee future results.

              Not FDIC insured. May lose value. No bank guarantee.

-------------------------------------[LOGO]-------------------------------------
                                 EMPIRE BUILDER
                                 --------------

Market Conditions during the Fund's most recent fiscal year

      As we mentioned last year, the 10-year Treasury bond is the leading benchmark for long-term interest rates. Interest rates in the 10-year Government Bond Market for the fiscal year ended February 28, 2005 began at approximately 3.97% and ended at 4.38%. These figures suggest a very stable year. This is not the case, however, as we had yet another very volatile market this year. The 10-year traded in a range of approximately 3.68% to 4.87%. Throughout the year, we saw dramatic shifts in the interest rate of the 10-year bond.

      We try to enhance the value of the Fund whenever possible. We continue to manage the Fund to take advantage of opportunities that arise in the marketplace due to interest rate movements and quality enhancements.

      The following graphs illustrate the total return based on a $10,000 investment in Builder Class shares of the Fund made March 1, 1995, and a $20,000* investment in Premier Class shares of the Fund made at the commencement date of April 15, 1996, held in each through February 28, 2005, as well as the performance of the Lehman Municipal Bond Index over the same period.

      The Lehman Municipal Bond Index includes 25,000 long-term, investment grade, municipal bonds. In the opinion of the Fund's advisor, this index most accurately represents the performance of the broad municipal bond market. However, there are substantial differences between the index and the Fund. First, the index covers municipal bonds nationwide, whereas the Fund invests only in New York tax exempt bonds. Second, the index does not reflect the cost and expenses of actually obtaining the underlying bonds. Third, the index had a higher level of volatility than the Fund during the ten years ended December 31, 2004, as measured by Beta. Finally, the index represents an unmanaged portfolio whereas the Fund is professionally managed.

      The graphs assume all dividends and distributions are reinvested at net asset value. Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be higher or lower. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed maybe worth more or less than the original cost.

      The Fund's Builder Class shares' average annual total return for the periods indicated was as follows:

      1.11% for the one-year period beginning March 1, 2004 and ended February 28, 2005.

      6.08% for the five-year period beginning March 1, 2000 and ended February 28, 2005.

      5.13% for the ten-year period beginning March 1, 1995 and ended February 28, 2005.

*     The minimum initial investment into the Premier Class is $20,000.

[The following information was depicted as a line chart in the printed material]

                                            Empire Builder
                     Lehman Municipal     Tax Free Bond Fund
                        Bond Index*         Builder Class
                     ----------------     ------------------
       2/28/1995          $ 10,000              $ 10,000
       2/28/1996          $ 11,105              $ 10,895
       2/28/1997          $ 11,718              $ 11,363
       2/28/1998          $ 12,790              $ 12,248
       2/28/1999          $ 13,576              $ 12,841
       2/28/2000          $ 13,293              $ 12,277
       2/28/2001          $ 14,934              $ 13,892
       2/28/2002          $ 15,949              $ 14,689
       2/28/2003          $ 17,172              $ 15,662
       2/28/2004          $ 18,253              $ 16,313
       2/28/2005          $ 18,792              $ 16,494

*     An unmanaged portfolio.

      The Fund's Premier Class shares' average annual total return for the periods indicated was as follows:

      1.29% for the one-year period beginning March 1, 2004 and ended February 28, 2005.

      F 6.35% for the five-year period beginning March 1, 2000 and ended February 28, 2005.

      7.47% for the period beginning April 15, 1996 (commencement of operations) and ended February 28, 2005.

[The following information was depicted as a line chart in the printed material]

                                            Empire Builder
                     Lehman Municipal     Tax Free Bond Fund
                        Bond Index*         Premier Class
                     ----------------     ------------------
       4/15/1996         $ 20,000              $ 20,000
       2/28/1997         $ 21,438              $ 21,280
       2/28/1998         $ 23,399              $ 22,992
        2/1/1999         $ 24,837              $ 24,178
        2/1/2000         $ 24,319              $ 23,182
        2/1/2001         $ 27,322              $ 26,319
        2/1/2002         $ 29,177              $ 27,902
        2/1/2003         $ 31,415              $ 29,827
       2/29/2004         $ 33,393              $ 31,140
       2/28/2005         $ 34,380              $ 31,541

*     An unmanaged portfolio.

Expense Examples (Unaudited):

      As a shareholder of The Empire Builder Tax Free Bond Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses.

      This example is intended to help you understand your ongoing costs (in dollars) of investing in The Empire Builder Tax Free Bond Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 through February 28, 2005.

Actual Return

      The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                       Beginning       Ending        Expense Paid      Expense Ratio
                                     Account Value  Account Value   During Period*     During Period
                                        9/1/04         2/28/05     9/1/04 - 2/28/05   9/1/04 - 2/28/05
                                     -------------  -------------  ----------------   ----------------
The Empire Builder
  Tax Free Bond Fund   Builder Class    $1,000.00     $1,006.00         $6.22               1.25%
                       Premier Class     1,000.00      1,006.60          4.98               1.00%

Hypothetical Return for Comparison Purposes

      The table below provides information about hypothetical account values and hypothetical expenses based on The Empire Builder Tax Free Bond Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                          Beginning        Ending        Expense Paid      Expense Ratio
                                        Account Value   Account Value   During Period*     During Period
                                           9/1/04          2/28/05     9/1/04 - 2/28/05   9/1/04 - 2/28/05
                                        -------------   -------------  ----------------   ----------------
The Empire Builder
  Tax Free Bond Fund    Builder Class     $1,000.00       $1,018.60         $6.26              1.25%
                        Premier Class      1,000.00        1,019.84          5.01              1.00%

      The Empire Builder Tax Free Bond Fund invested, as a percentage of net assets, in the following sectors, as of February 28, 2005.

                                                                   Percent of
Empire Builder Tax Free Bond Fund                                  Net Assets
---------------------------------                                  ----------
New York City ...............................................         12.3%
New York State Agencies .....................................         54.3
Other New York State Bonds ..................................         27.8
Puerto Rico .................................................          4.6
Short Term Investments ......................................          0.0
                                                                      ----
                                                                      99.0%
                                                                      ====

----------
* Expenses are equal to the average account value times the Funds annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                  Portfolio of Investments -- February 28, 2005

                                                                                      Principal      Fair Value
Credit Ratings** Municipal Securities (99.0%)                                          Amount         (Note 2)
---------------- ----------------------------                                         ---------      ----------
                 New York City (12.3%)
    Aaa/AAA      New York City, General Obligation, Series B, 5.25%,
                    8/1/2017, Callable 8/1/2007 @ 101, (AMBAC)....................   $   750,000     $   799,733
    A2/AAA       New York City, General Obligation, Series B, 5.125%,
                    8/1/2019, Callable 8/1/2010 @ 101, (FGIC).....................     2,000,000       2,144,760
    Aaa/AAA      New York City, General Obligation, Series B, 5.375%,
                    8/1/2022, Callable 8/1/2007 @ 101, (MBIA).....................     1,250,000       1,334,988
    Aaa/AAA      New York City, Health & Hospital Corporation, Health System
                    Revenue, Series A, 5.50%, 2/15/2018, Callable 2/15/2012
                    @ 100, (FSA)..................................................     1,000,000       1,108,110
    Aaa/AAA      New York City Municipal Water Finance Authority Water &
                    Sewer System Revenue, 6.125%, 6/15/2020, Prerefunded
                    6/15/2005 @ 101...............................................     1,000,000       1,021,990
    Aaa/AAA      New York City Municipal Water Finance Authority Water &
                    Sewer System Revenue, Series A, 5.875%, 6/15/2025,
                    Prerefunded 6/15/2005 @ 101...................................     3,150,000       3,217,031
    Aaa/AAA      New York City, General Obligation, Series B2, Variable Rate,
                    1.80%*, 8/15/2009, Non Callable, (MBIA).......................     1,120,000       1,120,000
    Aaa/AAA      New York City, General Obligation, Series H, Variable Rate,
                    1.80%*, 8/1/2013, Non Callable, (MBIA)........................     2,600,000       2,600,000
                                                                                                     -----------
                 Total New York City..............................................                    13,346,612
                                                                                                     -----------
                 New York State Agencies (54.3%)
                 Long Island Power Authority (1.3%)
    Aaa/AAA      Long Island Power Authority, Electric System General Revenue,
                    Series A, 5.50% 12/1/2012, Non Callable, (FSA)................     1,210,000       1,385,208
                                                                                                     -----------
                 New York State Dormitory Authority (27.8%)
    A3/AA-       Albany County Airport Project, State Service Contract, 5.25%,
                    4/1/2013, Callable 4/1/2008 @ 101.............................     1,200,000       1,276,956
    NR/AAA       Albany County Airport Project, State Service Contract, 5.25%,
                    4/1/2017, Callable 4/1/2008 @ 101, (MBIA).....................     1,000,000       1,069,890
    Aaa/AAA      Albany County Hospital Project, State Service Contract 2.00%,
                    8/15/2006, Non Callable, (FHA)(FSA)...........................     1,250,000       1,232,413
    Aaa/AAA      Augustana Lutheran Home for the Aged, Series A, 5.50%,
                    8/1/2020, Callable 8/1/2010 @ 101, (FHA)(MBIA)................       905,000         981,871
    Aaa/AAA      Augustana Lutheran Home for the Aged, Series A, 5.50%,
                    8/1/2030, Callable 8/1/2010 @ 101, (FHA)(MBIA)................       750,000         808,755
    Aaa/AAA      Columbia University, Series B, 5.375%, 7/1/2018, Callable
                    7/1/2012 @ 100................................................       500,000         560,450
    Aaa/AAA      Columbia University, Series B, 5.375%, 7/1/2019, Callable
                    7/1/2012 @ 100................................................     1,000,000       1,116,790

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                                                                      Principal      Fair Value
Credit Ratings** Municipal Securities -- continued                                      Amount        (Note 2)
---------------- ---------------------------------                                    ---------      ----------
                 New York State Agencies -- continued
                 New York State Dormitory Authority -- continued
    Aaa/AAA      Columbia University, Series B, 5.375%, 7/1/2020, Callable
                    7/1/2012 @ 100................................................   $ 1,000,000     $ 1,112,700
    Aaa/AAA      Leake & Watts Services, Inc., 3.00%, 7/1/2005, Non Callable,
                    (MBIA)........................................................       500,000         501,595
    Aaa/AAA      Lutheran Medical Center, 5.00%, 8/1/2016, Callable 2/1/2013
                    @ 100, (MBIA).................................................       985,000       1,067,179
    Aaa/AAA      New York Medical College, 5.25%, 7/1/2013, Callable 7/1/2008
                    @ 101, (MBIA).................................................     1,015,000       1,091,947
    Aaa/AAA      New York University, Series 2, 5.50%, 7/1/2018, Callable 7/1/2011
                    @ 100, (AMBAC) ...............................................       500,000         551,225
    NR/AAA       Park Ridge Housing, Inc., 6.375%, 8/1/2020, Callable 8/1/2010
                    @ 101, (FNMA).................................................     1,000,000       1,134,570
    NR/AAA       Park Ridge Housing, Inc., 6.50%, 8/1/2025, Callable 8/1/2010
                    @ 101, (FNMA).................................................     1,470,000       1,676,726
    Aaa/NR       Rochester Institute of Technology, Series A, 5.25%, 7/1/2016,
                    Callable 7/1/2012 @ 100, (AMBAC)..............................     2,045,000       2,243,958
    Aaa/NR       Rochester Institute of Technology, Series A, 5.25%, 7/1/2017,
                    Callable 7/1/2012 @ 100, (AMBAC)..............................     2,155,000       2,345,933
    Aaa/AAA      School Districts Financing, Series C, 5.25%, 4/1/2021, Callable
                    10/1/2012 @ 100, (MBIA).......................................     1,300,000       1,416,818
    Aaa/AAA      Special Acts School Districts Program, 6.00%, 7/1/2019, Callable
                    7/1/2005 @ 102, (MBIA)........................................     3,540,000       3,653,315
    NR/AAA       State University, 5.375%, 7/1/2021, Callable 7/1/2008
                    @ 102, (MBIA).................................................       865,000         942,634
    NR/AAA       State University, 5.375%, 7/1/2021, Prerefunded 7/1/2008
                    @ 102, (MBIA).................................................       325,000         358,205
    Aaa/AAA      Upstate Community Colleges, Series A, 6.00%, 7/1/2019,
                    Callable 7/1/2010 @ 101, (FSA)................................     1,000,000       1,137,170
    Aaa/AAA      Upstate Community Colleges, Series A, 6.00%, 7/1/2020,
                    Callable 7/1/2010 @ 101, (FSA)................................       845,000         960,469
    NR/AAA       Westchester County, Court Facilities, 5.25%, 8/1/2018,
                    Callable 2/1/2009 @ 101, (MBIA) ..............................     2,800,000       2,978,752
                                                                                                     -----------
                 Total New York State Dormitory Authority.........................                    30,220,321
                                                                                                     -----------
                 New York State Energy, Research & Development (0.9%)
    Aaa/AAA      Western New York State Nuclear Service Center, Series PJ, 5.40%,
                    4/1/2005, Non Callable, (CAPMAC)..............................     1,020,000       1,023,029
                                                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                                                                      Principal      Fair Value
Credit Ratings** Municipal Securities -- continued                                      Amount        (Note 2)
---------------- ---------------------------------                                    ---------      ----------
                 New York State Agencies -- continued
                 New York State Environmental Facilities Corp. (1.5%)
    Aaa/AAA      State Water Pollution Control Revenue, Revolving Fund,
                    Pooled Loan, 5.90%, 1/15/2018, Prerefunded 1/15/2006
                    @ 102, (POL CTL-SRF)..........................................   $   785,000     $   824,760
    Aaa/AAA      State Water Pollution Control Revenue, Revolving Fund,
                    Pooled Loan, 5.90%, 1/15/2018, Callable 1/15/2006
                    @ 102, (POL CTL-SRF)..........................................       725,000         760,235
                                                                                                     -----------
                 Total New York State Environmental Facilities Corp...............                     1,584,995
                                                                                                     -----------
                 New York State Medical Care Facilities Finance Agency (1.0%)
    Aaa/AAA      Hospital & Nursing Home, St. Vincents Hospital Project, 6.20%,
                    2/15/2021, Callable 2/15/2006 @ 101, (AMBAC)(FHA).............     1,060,000       1,073,928
                                                                                                     -----------
                 New York State Metropolitan Transportation Authority (14.3%)
    A3/AA-       Metropolitan Transportation Authority Revenue, State Service
                    Contract, Series B, 5.00%, 7/1/2005, Non Callable.............     3,000,000       3,027,840
    Aaa/AAA      Metropolitan Transportation Authority Revenue, Transportation
                    Revenue, Series A, 5.00%, 11/15/2006, Non Callable, (FSA).....    12,000,000      12,510,120
                                                                                                     -----------
                 Total New York State Metropolitan Transportation Authority.......                    15,537,960
                                                                                                     -----------
                 New York State Thruway Authority (5.4%)
    Aaa/AAA      Highway & Bridge Trust Fund Bonds, Series A, 5.25%,
                    4/1/2006, Non Callable, (FGIC)................................     1,500,000       1,546,005
    Aaa/AAA      Highway & Bridge Trust Fund Bonds, Series A, 5.50%, 4/1/2014,
                    Callable 4/1/2011 @ 101, (FGIC) ..............................     1,500,000       1,669,845
    Aaa/AAA      Highway & Bridge Trust Fund Bonds, Series A, 5.25%,
                    4/1/2017, Callable 10/1/2011 @ 100, (MBIA) ...................     2,500,000       2,709,150
                                                                                                     -----------
                 Total New York State Thruway Authority...........................                     5,925,000
                                                                                                     -----------
                 New York State Urban Development Corp. (2.1%)
    A3/AA-       Community Enhancement Facilities, Series A, 5.00%, 4/1/2005,
                    Non Callable..................................................     1,270,000       1,273,285
    A3/AA-       Empire State Development Corp., University Facilities Grants,
                    6.00%, 1/1/2009, Non Callable.................................       905,000         997,962
                                                                                                     -----------
                 Total New York State Urban Development Corp......................                     2,271,247
                                                                                                     -----------
                 Total New York State Agencies....................................                    59,021,688
                                                                                                     -----------
                 Other New York State Bonds (27.8%)
     A3/NR       Albany Housing Authority, Limited Obligation, 6.25%, 10/1/2012,
                    Callable 10/1/2005 @ 102......................................     1,000,000       1,040,590
    Aaa/AAA      Attica, Central School District, General Obligation, 3.125%,
                    6/15/2005, Non Callable, (FGIC)...............................       425,000         426,330

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                                                                      Principal      Fair Value
Credit Ratings** Municipal Securities -- continued                                      Amount        (Note 2)
---------------- ---------------------------------                                    ---------      ----------
                 Other New York State Bonds -- continued
    Aaa/AAA      Babylon, General Obligation, 5.00%, 8/1/2006,
                    Non Callable, (AMBAC).........................................   $ 1,000,000     $ 1,034,990
    Aaa/NR       Binghamton, General Obligation, 2.50%, 3/15/2005,
                    Non Callable, (FSA)...........................................       510,000         510,133
    Aaa/AAA      Buffalo, Municipal Water Finance Authority, Water System Revenue,
                    5.75%, 7/1/2019, Callable 7/1/2005 @ 102, (FGIC)..............       500,000         515,600
    Aaa/AAA      Buffalo, Sewer System Revenue Authority, Series I, 4.00%,
                    7/1/2005, Non Callable, (FSA).................................     1,000,000       1,006,430
    Aaa/AAA      Buffalo, Sewer System Revenue Authority, 4.00%, 7/1/2006,
                    Non Callable, (FSA)...........................................     1,095,000       1,117,010
    Aaa/NR       Chittenango, Central School District, General Obligation, 3.00%,
                    6/15/2005, Non Callable, (FSA)................................       510,000         511,418
    Aaa/NR       Corning, City School District, General Obligation 5.00%, 6/15/2012,
                    Non Callable, (FSA) ..........................................     1,000,000       1,098,350
    Aaa/NR       Corning, City School District, General Obligation 5.00%, 6/15/2013,
                    Callable 6/15/2012 @ 100, (FSA) ..............................       970,000       1,063,430
    Aaa/NR       Corning, City School District, General Obligation 5.00%, 6/15/2014,
                    Callable 6/15/2012 @ 100, (FSA) ..............................       600,000         655,776
    Aa2/NR       Dutchess County Public Improvement, General Obligation, 3.50%,
                    12/15/2005, Non Callable......................................     1,365,000       1,378,253
    Aaa/AAA      Erie County, Industrial Development Agency Buffalo School District
                    Project, 5.00%, 5/1/2006, Non Callable........................     3,175,000       3,267,773
    Aaa/AAA      Evans, General Obligation, 6.80%, 4/15/2012,
                    Non Callable, (AMBAC).........................................       225,000         271,249
    Aaa/AAA      Evans, General Obligation, 6.80%, 4/15/2013, Non Callable,
                    (AMBAC).......................................................       225,000         274,568
    Aaa/NR       Fayetteville Manlius, Central School District, General Obligation,
                    5.00%, 6/15/2016, Callable 6/15/2012 @ 101, (FGIC)............       375,000         408,225
    Aaa/NR       Ilion, Central School District, General Obligation, Series B,
                    5.50%, 6/15/2015, Callable 6/15/2012 @ 101, (FGIC) ...........       550,000         624,800
    Aaa/NR       Ilion, Central School District, General Obligation, Series B,
                    5.50%, 6/15/2016, Callable 6/15/2012 @ 101, (FGIC) ...........       500,000         563,530
    Aaa/NR       Mount Pleasant, General Obligation, 2.00%, 5/1/2005,
                    Non Callable, (MBIA)..........................................       550,000         550,033
    Aaa/AAA      Mount Sinai, Union Free School District, General Obligation,
                    6.20%, 2/15/2012, Non Callable, (AMBAC).......................     1,065,000       1,240,299
    Aaa/AAA      Niagara Falls Public Water Authority, Water & Sewer System
                    Revenue, Series A, 5.50%, 7/15/2028, Callable 7/15/2006
                    @ 100, (MBIA).................................................     1,000,000       1,039,340

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                                                                      Principal      Fair Value
Credit Ratings** Municipal Securities -- continued                                      Amount        (Note 2)
---------------- ---------------------------------                                    ---------      ----------
                 Other New York State Bonds -- continued
    Aaa/AAA      North Hempstead, General Obligation, Series B, 6.375%, 4/1/2009,
                    Non Callable, (FGIC) .........................................   $   570,000     $   640,047
    Aaa/AAA      North Hempstead, General Obligation, Series B, 6.40%, 4/1/2010,
                    Non Callable, (FGIC)..........................................       560,000         641,659
    NR/AAA       Oneida County, Industrial Development Agency, Mohawk
                    Valley Network, St. Luke's Memorial Hospital, 5.00%, 1/1/2013,
                    Callable 1/1/2008 @ 101, (FSA)................................     2,000,000       2,102,559
    Aaa/NR       Oyster Bay, General Obligation, 5.00%, 3/15/2011,
                    Non Callable, (FSA)...........................................       430,000         470,429
    Aaa/NR       Poughkeepsie Town, General Obligation, Series B, 2.00%,
                    12/15/2005, Non Callable, (MBIA)..............................       610,000         608,408
    Aaa/NR       Southern Cayuga, Central School District, General Obligation,
                    5.00%, 5/15/2014, Callable, 5/15/2012 @ 100, (FSA) ...........       400,000         436,812
    Aaa/AAA      Suffolk County, General Obligation, Series C, 5.00%, 9/15/2015,
                    Callable 9/15/2008 @ 101, (FGIC)..............................       965,000       1,031,546
    Aaa/AAA      Suffolk County, General Obligation, Series C, 5.00%, 9/15/2016,
                    Callable 9/15/2008 @ 101, (FGIC) .............................       550,000         586,405
    Aaa/AAA      Suffolk County, General Obligation, Series C, 5.00%, 9/15/2017,
                    Callable 9/15/2008 @ 101, (FGIC) .............................       480,000         510,614
    Aaa/AAA      Suffolk County, General Obligation, Series D, 5.00%, 11/1/2015,
                    Callable 11/1/2008 @ 101, (FGIC) .............................     1,125,000       1,204,808
    Aaa/AAA      Suffolk County, General Obligation, Series D, 5.00%, 11/1/2016,
                    Callable 11/1/2008 @ 101, (FGIC) .............................     1,110,000       1,185,558
    Aaa/AAA      Wyandanch, Union Free School District, General Obligation,
                    2.25%, 4/1/2005, Non Callable, (MBIA).........................       575,000         575,166
    Aaa/AAA      Yonkers, General Obligation, Series A, 2.00%, 12/1/2005,
                    Non Callable, (MBIA)..........................................       750,000         747,953
    Aaa/AAA      Yonkers, General Obligation, Series E, 5.00%, 12/1/2006,
                    Non Callable, (MBIA)..........................................       750,000         779,693
                                                                                                     -----------
                 Total Other New York State Bonds.................................                    30,119,784
                                                                                                     -----------
                 Puerto Rico (4.6%)
    BAA1/A-      Puerto Rico Commonwealth, General Obligation, 5.00%, 7/1/2030,
                    Mandatory Put 7/1/2012 @ 100..................................     1,000,000       1,065,530
    Aaa/AAA      Puerto Rico Electric Power Authority, Revenue, Series W, 6.50%,
                    7/1/2005, (MBIA)..............................................       750,000         760,763
     A3/A-       Puerto Rico Electric Power Authority, Revenue, Series OO, 4.00%,
                    7/1/2006, Non Callable........................................       500,000         508,605
    Aaa/AAA      Puerto Rico Municipal Finance Agency, Revenue, Series A, 4.25%,
                    8/1/2005, Non Callable, (FSA).................................     2,195,000       2,214,337

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                                                                      Shares or
                                                                                      Principal      Fair Value
Credit Ratings** Municipal Securities -- continued                                      Amount        (Note 2)
---------------- ---------------------------------                                    ---------      ----------
                 Puerto Rico -- continued
    Aaa/AAA      Puerto Rico Municipal Finance Agency, Revenue, General
                    Obligation, Series B, 5.00%, 8/1/2005, Non Callable, (FSA)....   $   400,000    $    404,744
                                                                                                    ------------
                 Total Puerto Rico................................................                     4,953,979
                                                                                                    ------------
                 Total Municipal Securities (Cost $103,570,801)...................                   107,442,063
                                                                                                    ------------
                 Short Term Investments (0.0%)
                 New York (0.0%)
                 Dreyfus New York Municipal Cash Management Fund..................        10,000          10,000
                                                                                                    ------------
                 Total Short Term Investments (Cost $10,000)......................                        10,000
                                                                                                    ------------
                 Total Investments (Cost $103,580,801) (a) -- 99.0%................                 $107,452,063
                 Net Other Assets (Liabilities) -- 1.0%............................                    1,082,445
                                                                                                    ------------
                 NET ASSETS -- 100.0%.............................................                  $108,534,508
                                                                                                    ============

----------
* Variable rate instrument. The rate presented represents the rate in effect at February 28, 2005.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of amortization/accretion of premium/market discount recognized for financial reporting in excess of federal income tax reporting of $51,716. Cost for federal income tax differs from fair value by net unrealized appreciation/depreciation of securities as follows:

      Unrealized appreciation                          $4,159,549
      Unrealized depreciation                            (236,571)
                                                       ----------
      Net unrealized appreciation                      $3,922,978
                                                       ==========

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

**Credit Ratings given by Moody's Investors Service Inc. and Standard & Poor's
  Corporation. (Unaudited)

Moody's    Standard & Poor's
  Aaa             AAA           Instrument judged to be of the highest quality
                                and carrying the smallest amount of investment risk.

  Aa              AA            Instrument judged to be of high quality by all
                                standards.

   A               A            Instrument judged to be adequate quality by all
                                standards.

  Baa             BBB           Instrument judged to be moderate quality by all
                                standards.

  NR              NR            Not Rated. In the opinion of the Investment
                                Adviser, instrument judged to be of comparable investment quality to rated securities which may be purchased by the Fund.

For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Abbreviations used in this statement:

AMBAC Insured as to principal and interest by the American Municipal Bond Assurance Corporation.

CAPMAC        Insured as to principal and interest by Capital Markets  Assurance
              Corp.

FGIC Insured as to principal and interest by the Financial Guarantee Insurance Corporation.

FHA           Insured  as to  principal  and  interest  by the  Federal  Housing
              Administration.

FNMA Insured as to principal and interest by the Federal National Mortgage Association.

FSA           Insured  as  to  principal  and  interest  by  Financial  Security
              Assurance.

MBIA Insured as to principal and interest by the Municipal Bond Insurance Association.

POL CTL-SRF Insured as to principal and interest by the Pollution Control State Revenue Fund.

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                       Statement of Assets and Liabilities
                                February 28, 2005

Assets:
   Investments in securities, at fair value
     (cost $103,580,801) (Note 2) ..............................    $107,452,063
   Cash ........................................................          41,366
   Interest and dividend receivable ............................       1,088,132
   Receivable for investments sold .............................       4,990,000
   Prepaid expenses and other assets ...........................          69,044
                                                                    ------------
     Total Assets ..............................................     113,640,605

Liabilities:
   Dividends payable ............................   $     21,337
   Payable for investments purchased ............      4,943,750
   Advisory fee payable (Note 4) ................         32,992
   Administrative services fee payable (Note 4) .          2,137
   Transfer Agency fee payable (Note 4) .........         51,820
   Other accrued expenses .......................         54,061
                                                    ------------
     Total Liabilities .........................................       5,106,097
                                                                    ------------
Net Assets .....................................................    $108,534,508
                                                                    ============

Net Assets:
Net assets consist of:
   Capital .....................................................    $104,516,927
   Undistributed net investment income .........................          42,180
   Net realized gains from investments .........................         104,139
   Net unrealized appreciation from investments ................       3,871,262
                                                                    ------------
Net Assets .....................................................    $108,534,508
                                                                    ============

Builder Class:
   Net Assets ...................................   $ 52,221,865
   Shares of Beneficial Interest Outstanding ....      2,939,361
                                                    ------------
   Builder Class - Net Asset Value (offering
     and redemption price per share) ............   $      17.77
                                                    ============

Premier Class:
   Net Assets ...................................   $ 56,312,643
   Shares of Beneficial Interest Outstanding ....      3,168,981
                                                    ------------
   Premier Class - Net Asset Value (offering
     and redemption price per share) ............   $      17.77
                                                    ============

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                             Statement of Operations
                      For the Year Ended February 28, 2005

Investment Income:
   Interest ..................................................      $ 3,883,006
   Dividend ..................................................           11,042
                                                                    -----------
   Total Investment Income ...................................        3,894,048

Expenses:
   Advisory fees (Note 4) .........................  $   437,779
   Administrative services fees (Note 4) ..........      200,000
   Transfer agency fees (Builder Class) (Note 4) ..      165,682
   Transfer agency fees (Premier Class) (Note 4) ..       42,711
   Audit fees .....................................       73,232
   Custody fees ...................................       34,748
   Fund accounting fees (Note 4) ..................       62,989
   Trustees' fees .................................       27,847
   Other fees .....................................      180,389
                                                     -----------
     Total Expenses ...............................    1,225,377
     Less: Custody fee credit .....................       (6,714)
     Less: Reimbursement from Administrator .......      (33,884)
                                                     -----------
   Total Net Expenses ........................................        1,184,779
                                                                    -----------
Net Investment Income ........................................        2,709,269
                                                                    -----------

Realized/Unrealized Gains (Losses) on
 Investments (Notes 2 and 3)
   Net realized gains from investment transactions.      501,510
   Change in unrealized appreciation/
     depreciation from investment transactions ....   (1,985,120)
                                                     -----------
     Net realized/unrealized gains (losses)
       from investment transactions ..........................       (1,483,610)
                                                                    -----------
   Change in net assets resulting from operations ............      $ 1,225,659
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                       Statements of Changes in Net Assets

                                                Year Ended        Year Ended
                                             February 28, 2005 February 29, 2004
                                             ----------------- -----------------
From Investment Activities:
Operations:
Net investment income ........................  $  2,709,269    $   3,448,263
Net realized gains from investment
  transactions ...............................       501,510        1,113,657
Change in unrealized appreciation/
  depreciation from investment transactions ..    (1,985,120)         339,136
                                                ------------    -------------
Change in net assets resulting from operations     1,225,659        4,901,056
                                                ------------    -------------

Distributions to shareholders from:
Net investment income -- Builder Class .......    (1,242,130)      (1,593,260)
Net investment income -- Premier Class .......    (1,456,573)      (1,842,382)
Net realized gains from investment
  transactions -- Builder Class ..............      (398,748)        (559,031)
Net realized gains from investment
  transactions -- Premier Class ..............      (424,895)        (610,097)
                                                ------------    -------------
               Total distributions ...........    (3,522,346)      (4,604,770)
                                                ------------    -------------

Capital Transactions:
Proceeds from shares issued -- Builder Class .     2,263,421        2,865,115
Proceeds from shares issued -- Premier Class .     1,217,483        1,833,457
Dividends reinvested -- Builder Class ........     1,479,069        1,929,811
Dividends reinvested -- Premier Class ........     1,620,288        2,146,150
Value of shares redeemed -- Builder Class ....    (5,932,632)      (6,113,946)
Value of shares redeemed -- Premier Class ....    (6,368,780)      (4,107,168)
                                                ------------    -------------
Change in net assets from capital
  share transactions .........................    (5,721,151)      (1,446,581)
                                                ------------    -------------
               Change in net assets ..........    (8,017,838)      (1,150,295)

Net Assets:
Beginning of period ..........................   116,552,346      117,702,641
                                                ------------    -------------
End of period ................................  $108,534,508    $ 116,552,346
                                                ============    =============

Share Transactions:
Issued -- Builder Class ......................       126,398          158,501
Issued -- Premier Class ......................        68,205          101,203
Reinvested -- Builder Class ..................        82,927          107,001
Reinvested -- Premier Class ..................        90,826          118,931
Redeemed -- Builder Class ....................      (332,368)        (338,191)
Redeemed -- Premier Class ....................      (357,565)        (227,524)
                                                ------------    -------------
Change in shares .............................      (321,577)         (80,079)
                                                ------------    -------------
Undistributed net investment income ..........  $     42,180    $      42,925
                                                ============    =============

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                              Financial Highlights
      For a share of beneficial interest outstanding throughout each period

                                    Year Ended        Year Ended          Year Ended           Year Ended          Year Ended
                                February 28, 2005  February 29, 2004   February 28, 2003    February 28, 2002   February 28, 2001
                                -----------------  -----------------   -----------------    -----------------   -----------------
                                Builder   Premier   Builder   Premier   Builder   Premier   Builder   Premier   Builder   Premier
                                 Class     Class     Class     Class     Class     Class     Class     Class     Class     Class
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net Asset Value, Beginning
   of Period .................  $ 18.12   $ 18.13   $ 18.08   $ 18.08   $ 17.80   $ 17.80   $ 17.69   $ 17.69   $ 16.32   $ 16.32
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Investment Activities:
   Net investment income .....     0.41      0.45      0.51      0.55      0.61      0.66      0.72      0.77      0.73      0.79
   Net realized/ unrealized
     gains/(losses) on
     investments .............    (0.22)    (0.23)     0.22      0.23      0.54      0.54      0.27      0.27      1.37      1.37
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
   Total from Investment
     Operations ..............     0.19      0.22      0.73      0.78      1.15      1.20      0.99      1.04      2.10      2.16
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Distributions:
   Net investment income .....    (0.41)    (0.45)    (0.51)    (0.55)    (0.61)    (0.66)    (0.71)    (0.76)    (0.73)    (0.79)
   Net realized capital gains     (0.13)    (0.13)    (0.18)    (0.18)    (0.26)    (0.26)    (0.17)    (0.17)     --        --
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
   Total distributions .......    (0.54)    (0.58)    (0.69)    (0.73)    (0.87)    (0.92)    (0.88)    (0.93)    (0.73)    (0.79)
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net Asset Value, End of
   Period ....................  $ 17.77   $ 17.77   $ 18.12   $ 18.13   $ 18.08   $ 18.08   $ 17.80   $ 17.80   $ 17.69   $ 17.69
                                =======   =======   =======   =======   =======   =======   =======   =======   =======   =======
Total Return .................     1.11%     1.29%     4.16%     4.40%     6.62%     6.90%     5.74%     6.01%    13.15%    13.53%
Ratios/Supplementary Data:
   Net Assets, End of Period
     (in thousands) ..........  $52,222   $56,313   $55,504   $61,048   $56,677   $61,025   $54,253   $59,910   $53,937   $60,418
   Ratios of Net investment
     income to Average
     Net Assets ..............     2.32%     2.55%     2.85%     3.03%     3.44%     3.71%     4.04%     4.30%     4.31%     4.65%
   Ratios of Expenses to
     Average Net Assets ......     1.18%     0.95%     1.04%     0.86%     1.16%     0.89%     1.14%     0.88%     1.20%     0.86%
   Ratios of Expenses to
     Average Net Assets* .....     1.22%     0.99%     1.05%     0.87%     1.16%     0.89%     1.14%     0.88%     1.22%     0.88%
   Portfolio Turnover Rate(a)    100.38%   100.38%   202.77%   202.77%   213.97%   213.97%    98.29%    98.29%   121.96%   121.96%

----------
* The ratio does not include a reduction of expenses for custodian fee credits of cash balances maintained with the custodian or amounts reimbursed by the Administrator.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                          Notes to Financial Statements

1. Organization:

      The Empire Builder Tax Free Bond Fund (the "Fund") was established as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 30, 1983. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified investment company. The Fund has an unlimited number of shares authorized with no par value.

      The Fund offers two classes of shares; the Builder Class and the Premier Class. Each class of shares outstanding bears the same dividend, liquidation and other rights and conditions, except that the Builder Class shares and the Premier Class shares bear separate transfer agency expenses. Each class of shares has exclusive voting rights with respect to matters affecting only that class.

      Under the Fund's organizational documents, its' Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with their vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.

2. Significant Accounting Policies:

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates

      Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

Security Valuation

      Tax-exempt securities are valued at their fair value as determined by an independent pricing service approved by the Fund's Board of Trustees. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining fair value. The methods used by the pricing service and the quality of valuations so established are reviewed by Officers of the Fund and Glickenhaus & Co. (the "Adviser"), under the general supervision of the Trustees of the Fund.

      Securities for which quotations are not readily available are stated at fair value using procedures approved by the Trustees of the Fund. Short-term debt securities having remaining maturities of sixty (60) days or less are stated at amortized cost, which approximates market value. Investments in investment companies are reported at their respective net asset values as reported by those companies.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

Security Transactions and Investment Income

      Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, security transactions are accounted for on trade date. Interest income, which includes amortization of premium and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

Taxes

      The Fund qualifies and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its tax-exempt and taxable income. Therefore, no federal income tax provision is required.

      In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax.

Distributions and Dividends

      Distributions to shareholders from net investment income are declared daily and paid monthly. The Fund also distributes at least annually substantially all net capital gains, if any, realized from portfolio transactions.

      The amounts of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. The Fund utilizes equalization accounting for tax purposes and designates earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividend paid deduction for income tax purposes.

Determination of Net Asset Value and Allocation of Expenses

      In calculating net asset value per share of each class, investment income and expenses, other than class-specific expenses, are allocated daily to each class of shares based on the value of outstanding shares. Realized and unrealized gains and losses are allocated on relative net assets.

Other

      The Fund maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amounts of interest earned on such uninvested cash balance. There was no effect on net investment income. The Fund could have invested such cash amounts in an income-producing asset if it had not agreed to a reduction of fees or expenses under the expense offset arrangement with the Fund's custodian.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

3. Purchases and Sales of Investment Securities:

      Purchases and sales of investment securities, excluding short-term investments, during the year ended February 28, 2005 amounted to $98,948,604 and $92,334,497, respectively. During the same period, there were no purchases or sales of long-term U.S. Government securities.

4. Advisory Fees and Other Related Party Transactions:

      The Fund retains the Adviser to act as investment adviser pursuant to an Investment Advisory Agreement. As compensation for its advisory services, the Adviser receives a fee computed daily and paid monthly, at the annual rates of 0.40% of the first $100,000,000 of average daily net assets and 0.3333% of any excess over $100,000,000.

      Glickenhaus has agreed to a reduction of advisory fees to the extent that the Fund's expenses, including the advisory fees, exceed 1.50% of the Fund's average annual net assets. For the year ended February 28, 2005, there was no reduction of advisory fees pursuant to this agreement.

      BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator") and BISYS Fund Services, Inc. ("BISYS"), subsidiaries of The BISYS Group, Inc., serve as the Fund's administrator, transfer agent, and fund accountant. BISYS Ohio and BISYS receives compensation for administration and fund accounting services at a rate of .15% and .03%, respectively, of the average daily net assets of the Fund (subject to certain minimum amounts), including reimbursement for certain expenses incurred. Fees received for transfer agency services are class specific and are based on the number of accounts per class. All fees are accrued daily and paid monthly.

      During the year ended February 28, 2005, the Administrator reimbursed the Fund for certain expenses in the amount of $33,884, which is not subject to recoupment in future periods.

      Certain Officers and Trustees of the Trust are affiliated with the Adviser or the Administrator. Such Officers and Trustees receive no compensation from the Fund for serving in their respective roles, except the Chief Compliance Officer. Each of the four Trustees who served both on the Board and the Audit Committee were compensated $5,500 ($22,000 in total) for meeting and retainer fees during the year ended February 28, 2005, and reimbursed for certain expenses. There are certain employees of the Administrator, such as the Chief Compliance Officer and staff who administer the Fund's compliance program, for which the Fund reimburses the Administrator for certain amounts related to compensation and certain other expenses incurred. For the year ended February 28, 2005, the total related amounts paid by the Fund was $55,833.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

5. Federal Income Tax Information:

      The tax character of dividends paid to shareholders during the fiscal year ended February 28, 2005 were as follows:

                                               Distributions paid from
                                              -------------------------
                                                                                                           Total
                                              Ordinary    Net Long-Term   Total Taxable   Tax Exempt   Distributions
                                               Income     Capital Gains   Distributions  Distributions      Paid
                                              --------    -------------   -------------  ------------- -------------
The Empire Builder Tax
  Free Bond Fund...........................   $793,788       $30,020        $823,808       $2,700,927    $3,524,735

      The tax character of dividends paid to shareholders during the fiscal year ended February 29, 2004 were as follows:

                                               Distributions paid from
                                              -------------------------
                                                                                                           Total
                                              Ordinary    Net Long-Term   Total Taxable   Tax Exempt   Distributions
                                               Income     Capital Gains   Distributions  Distributions      Paid
                                              --------    -------------   -------------  ------------- -------------
The Empire Builder Tax
  Free Bond Fund...........................   $450,149       $718,979       $1,169,128     $3,440,551    $4,609,679

      Total Distributions paid differ from amounts shown on the Statements of Changes in Net Assets because dividends are recognized when paid for tax purposes.

      As of February 28, 2005 the components of accumulated earnings (deficit) on a tax basis was as follows:

                                             Undistributed                                                                Total
                Undistributed  Undistributed   Long-Term                                Accumulated     Unrealized     Accumulated
                  Ordinary      Tax-Exempt      Capital     Accumulated  Distributions  Capital and    Appreciation/    Earnings/
                   Income         Income      Gains/Losses    Earnings      Payable     Other Losses  (Depreciation)*   (Deficit)
                -------------  ------------- -------------  -----------  -------------  ------------  ---------------  -----------
The Empire
  Builder
  Tax Free
  Bond Fund ..    $10,543         $63,518       $41,879       $115,940     $(21,337)        $ --        $3,922,978      $4,017,581

----------
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the difference between book and tax amortization methods for premium and market discount.

             Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of
The Empire Builder Tax Free Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Empire Builder Tax Free Bond Fund (the "Fund") at February 28, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
April 14, 2005

                      THE EMPIRE BUILDER TAX FREE BOND FUND

Other Information (Unaudited)

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-847-5886; (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

      Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is available (i) without charge, upon request, by calling 1-800-847-5886 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

      Schedule of Portfolio Investments for quarters ending May 31 and November 30 were available starting November 30, 2004, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

                                 THE MANAGEMENT

                        Trustees and Officers (Unaudited)

                                                                                                     Number of
                                Positions                                                           Portfolios
                                Held With                                                           Overseen for     Directorships
                                The Empire        Term of                                            The Empire      Held Outside
Name, Address, and           Builder Tax Free  Office/Length        Principal Occupation(s)       Builder Tax Free      the Fund
Birthdate                       Bond Fund      of time served       During the Past 5 Years          Bond Fund          Complex
---------------------------  ----------------  --------------  ---------------------------------  ----------------   --------------
SETH M. GLICKENHAUS........     Trustee,       Indefinite,     Senior Partner of Glickenhaus & Co.        1               None
6 East 43rd Street             Chairman of     since 4/84
New York, NY 10017              the Board
03/14                         and President

EDWARD A. FALKENBERG.......     Trustee,       Indefinite,     Principal, ACME Real Estate                1               None
23 Oak Lane                                    since 6/89      (1998 to present); retired, Vice
Scarsdale, NY 10583                                            President and Controller, Joseph E.
09/40                                                          Seagram & Sons, Inc.; Controller
                                                               Seagram Company Ltd.

EDWARD A. KUCZMARSKI.......     Trustee,       Indefinite,     Certified Public Accountant, Partner,      1           NY Daily Tax
Hays & Company                                 since 4/84      Hays & Company (1980 to present)                     Free Income Fund
477 Madison Ave., 10th Flr
New York, NY 10022
11/49

ELIZABETH B. NEWELL........     Trustee,       Indefinite,     Director, Park Ave. Christian Church       1           NY Daily Tax
130 East End Avenue                            since 4/84      Day School (2001 to present); Director,              Free Income Fund
New York, NY 10028                                             The American School in Switzerland
07/40                                                          (1991 to present)

JOHN P. STEINES............     Trustee,       Indefinite,     Professor of Law, New York University      1           NY Daily Tax
NYU School of Law, Rm 440                                      since 8/84School of Law (1978 to present);           Free Income Fund
40 Washington Square. So.                                      Kronish Leib Weiner & Hellman (2004
New York, NY 10012                                             to present) Counsel, Deloitte &
10/48                                                          Touche LLP (2001 to 2004)

----------
* Mr. Glickenhaus is treated by the Fund as an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Fund, Mr. Glickenhaus is an "interested person" because he is a Senior Partner of Glickenhaus & Co., the Advisor.

MICHAEL J. LYNCH...........    Senior Vice     Indefinite,     Director, Unit Trust Department
6 East 43rd Street              President      since 3/97      Glickenhaus & Co. (1997 to Present);
New York, NY 10017                                             formerly Divisional Vice President/Desk
07/62                                                          Supervisor, Unit Investment Trust Paine
                                                               Webber

KINGA KAPUSCINSKI..........  Vice President    Indefinite,     Assistant Counsel, BISYS Fund Services
100 Summer Street             and Secretary    since 12/04     (2004 - present); Associate, Goodwin Procter
Ste. 1500                                                      LLP (2001 - 2004); Senior Federal Law Clerk
Boston, MA 02110                                               and Federal Law Clerk, U.S. District Court for
06/72                                                          the District of Massachusetts (1999 - 2001)

TROY A. SHEETS.............     Treasurer      Indefinite,     Vice President of Financial Services,
3435 Stelzer Road                              since 10/02     BISYS Fund Services (2002 to present);
Columbus, Ohio 43219                                           Senior Manager, KPMG LLP (1993 to 2002)
05/71

MICK GRUNEWALD.............  Vice President    Indefinite,     Director, Client Services, BISYS Fund
3435 Stelzer Road                              since 6/03      Services, Inc. (1993 to Present)
Columbus, Ohio 43219
04/70

FREDRICK J. SCHMIDT........      Chief         since 9/04      Senior Vice President and Chief Compliance
90 Park Avenue                 Compliance       Term of        Officer, CCO Services of BISYS Fund Services
10th Floor                       Officer         Office        since 2004; Chief Compliance Officer of four other
New York, NY 10016                            expires 2005     Investment companies or fund complexes that CCO
                                                               services of BISYS Fund Services provides compliance
                                                               services since 2004; President, FJS Associates
                                                               (regulatory consulting firm) from 2002 to 2004;
                                                               Vice President, Credit Agricole Asset
                                                               Management, U.S. from 1987 to 2002.

                                     [LOGO]
                                 EMPIRE BUILDER
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

                                     [LOGO]
                                 EMPIRE BUILDER
                               TAX FREE BOND FUND

                                  Annual Report
                                February 28, 2005

                       Investment Adviser and Distributor
                                Glickenhaus & Co.
                               6 East 43rd Street
                            New York, New York 10017

                                  Administrator
                         BISYS Fund Services Ohio, Inc.
                            BISYS Fund Services, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                    Transfer and Shareholder Servicing Agent
                            BISYS Fund Services Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                    Custodian

                          State Street Bank & Trust Co.
                             800 Pennsylvania Avenue
                                    5th Floor
                           Kansas City, MO 64105-1307

                                  Legal Counsel
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110

                             Independent Registered
                             Public Accounting Firm
                           PricewaterhouseCoopers LLP
                               100 E. Broad Street
                              Columbus, Ohio 43215

                                Customer Service
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

This report is submitted for the information of the shareholders of the Empire Builder Tax Free Bond Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, obtainable from an investment dealer, which includes information regarding the Fund's objectives and policies, record, management, sales commission and other data.

533605

Item 1. Reports to Stockholders.

      Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Item 2. Code of Ethics.

      Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so. The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12 (a)(1).

      The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

      If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

      During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

            (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

            (2) If the registrant  provides the disclosure required by paragraph
            (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

            (3) If the registrant  provides the disclosure required by paragraph
            (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Edward A. Kuczmarski, who is "independent" for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

      (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

                  2004     $26,500
                  2005     $28,400

      (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

                  2004     $2,500
                  2005     $2,500

Fees for both 2004 & 2005 relate to the review of the annual N1-A update.

      (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

                  2004     $3,500
                  2005     $37,634

Fees for both 2004 & 2005 relate to the preparation of the Fund federal income & excise tax returns and review of the excise tax calculations, as well as additional fees for tax advice and services related to dividend considerations.

      (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

                  2004     $0
                  2005     $0

      (e)   (1)  Disclose  the  audit  committee's   pre-approval  policies  and
            procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Except as permitted by Rule 2-01(c)(7)(i)(C) of Regulation S-X, the Trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

      (2) Disclose the  percentage  of services  described in each of paragraphs
(b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

None of the services summarized in (a)-(d), above, were approved by the Audit Committee pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X.

      (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      Not applicable.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

                  2004     $6,000
                  2005     $40,134

      (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      Not applicable

Item 5. Audit Committee of Listed Registrants.

      (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

      (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

      Not applicable.

Item 6. Schedule of Investments.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

      Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

      Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

      Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to
Section 12 of the Exchange Act (15 U.S.C. 781).

      Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

      Not applicable.

Item 11. Controls and Procedures.

      (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

            (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

      (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

      (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

      (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

      (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Rule 30a-2(b) are furnished herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Empire Builder Tax Free Bond Fund

By (Signature and Title)* /s/ Troy A. Sheets
                          -----------------------------------
                              Troy A. Sheets, Treasurer

Date May 9, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Seth M. Glickenhaus
                          -----------------------------------
                              Seth M. Glickenhaus,  President

Date May 9, 2005

By (Signature and Title)* /s/ Troy A. Sheets
                          -----------------------------
                              Troy A. Sheets, Treasurer

Date May 9, 2005

* Print the name and title of each signing officer under his or her signature.